Stock Based Compensation (Details 1) (Performance Shares [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	30 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
November 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class B Units Granted (in shares)		96.8
Estimated Fair Value Per Class B Units at Grant Date, Service Condition (usd per share)		$ 0.450
Estimated Fair Value Per Class B Units at Grant Date, Performance and Market Condition (usd per share)		$ 0.440
Total Estimated Value of Class B Units at Grant Date, Service Condition		$ 21.8
Total Estimated Value of Class B Units at Grant Date, Performance and Market Condition		21.3
March 29, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class B Units Granted (in shares)		9.1
Estimated Fair Value Per Class B Units at Grant Date, Service Condition (usd per share)		$ 0.445
Estimated Fair Value Per Class B Units at Grant Date, Performance and Market Condition (usd per share)		$ 0.444
Total Estimated Value of Class B Units at Grant Date, Service Condition	4.0	2.0
Total Estimated Value of Class B Units at Grant Date, Performance and Market Condition		2.0
April 30, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class B Units Granted (in shares)		1.8
Estimated Fair Value Per Class B Units at Grant Date, Service Condition (usd per share)		$ 0.445
Estimated Fair Value Per Class B Units at Grant Date, Performance and Market Condition (usd per share)		$ 0.444
Total Estimated Value of Class B Units at Grant Date, Service Condition	0.8	0.4
Total Estimated Value of Class B Units at Grant Date, Performance and Market Condition		0.4
May 20, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class B Units Granted (in shares)		20.6
Estimated Fair Value Per Class B Units at Grant Date, Service Condition (usd per share)		$ 0.289
Estimated Fair Value Per Class B Units at Grant Date, Performance and Market Condition (usd per share)		$ 0.289
Total Estimated Value of Class B Units at Grant Date, Service Condition	6.0	3.0
Total Estimated Value of Class B Units at Grant Date, Performance and Market Condition		$ 3.0